UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21465
ING Clarion Global Real Estate Income Fund

(Exact name of registrant as specified in charter)

201 King of Prussia Road, Radnor, PA 19087

(Address of principal executive offices)	(Zip code)
T. Ritson Ferguson, President and Chief Executive Officer
ING Clarion Global Real Estate Income Fund
201 King of Prussia Road
Radnor, PA 19087

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-888-711-4272
Date of fiscal year end: December 31
Date of reporting period: September 30, 2008
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
     Attached hereto.

ING Clarion Global Real Estate Income Fund
Portfolio of Investments / September 30, 2008 (unaudited)

		U.S. $
Shares		Value

	Long-Term Investments — 134.0%
	Common Stock — 115.4%
	Real Estate Investment Trusts (“REIT”) — 115.4%
	Australia — 9.3%
29,967,000	Dexus Property Group	$33,802,309
6,059,530	Goodman Group	11,614,814
14,384,178	Macquarie CountryWide Trust	10,778,932
3,632,427	Westfield Group	47,677,918

		103,873,973

	Brazil — 0.6%
1,132,100	BR Malls Participacoes SA (a)	6,925,415

	Canada — 11.7%
768,300	Boardwalk Real Estate Investment Trust	25,797,884
200,100	Calloway Real Estate Investment Trust	3,511,913
264,600	Calloway Real Estate Investment Trust (b)	4,643,939
500,000	Crombie Real Estate Investment Trust (b)	4,867,381
884,800	H&R Real Estate Investment Trust	12,466,426
2,282,900	InnVest Real Estate Investment Trust	18,787,975
440,000	InnVest Real Estate Investment Trust (b)	3,621,144
700,000	Primaris Retail Real Estate Investment Trust (b)	10,751,505
2,447,000	RioCan Real Estate Investment Trust	46,514,174

		130,962,341

	Finland — 1.5%
2,528,457	Citycon Oyj	8,168,675
1,470,267	Sponda Oyj	8,756,494

		16,925,169

	France — 8.5%
25,702	Mercialys SA	1,085,958
384,782	Societe de la Tour Eiffel	34,126,168
300,578	Unibail-Rodamco	60,004,053

		95,216,179

	Hong Kong — 4.2%
20,000,000	Agile Property Holdings Ltd.	8,912,530
8,261,500	China Overseas Land & Investment Ltd.	9,789,074
2,383,000	Hang Lung Properties Ltd.	5,487,651
3,062,900	Hongkong Land Holdings Ltd.	9,066,184
1,150,000	Sun Hung Kai Properties Ltd.	11,612,047
1,153,000	The Link REIT	2,378,958

		47,246,444

	Japan — 3.9%
2,388	Japan Retail Fund Investment Corp.	9,627,127
735,000	Mitsubishi Estate Co., Ltd.	13,915,603
633,000	Mitsui Fudosan Co., Ltd.	11,692,300
934	Nippon Building Fund, Inc.	8,815,222

		44,050,252

	Netherlands — 11.7%
116,780	Corio NV	8,182,889
357,401	Eurocommercial Properties NV	15,311,714
1,136,730	Nieuwe Steen Investments NV	25,148,152
317,161	VastNed Retail NV	22,119,088
624,400	Wereldhave NV	60,236,728

		130,998,571

	New Zealand — 0.6%
9,050,000	Goodman Property Trust	7,072,060

	Singapore — 0.1%
500,000	CapitaLand Ltd.	1,070,155

	United Kingdom — 10.1%
1,367,200	British Land Co. Plc	18,143,195
945,400	Great Portland Estates Plc	5,619,898
759,242	Hammerson Plc	13,140,638
1,902,400	Land Securities Group Plc	42,386,627
378,400	Liberty International Plc	6,464,877
3,621,876	Segro Plc	26,904,579

		112,659,814

See previously submitted notes to financial statements for the period ended June 30, 2008.

		U.S. $
Shares		Value

	United States — 53.2%
115,300	Acadia Realty Trust	2,914,784
197,300	AMB Property Corp.	8,937,690
1,024,705	American Campus Communities, Inc.	34,717,005
285,800	BioMed Realty Trust, Inc.	7,559,410
243,200	Boston Properties, Inc.	22,778,112
1,215,230	Brandywine Realty Trust	19,480,137
848,300	Camden Property Trust	38,903,038
1,231,800	Cedar Shopping Centers, Inc.	16,284,396
53,700	Douglas Emmet, Inc.	1,238,859
1,208,500	Extra Space Storage, Inc.	18,562,560
70,300	Federal Realty Investment Trust	6,017,680
407,700	General Growth Properties, Inc.	6,156,270
675,000	Gramercy Capital Corp.	1,748,250
533,700	Health Care REIT, Inc.	28,408,851
371,000	Hersha Hospitality Trust	2,760,240
475,000	Highwoods Properties, Inc.	16,891,000
941,484	HRPT Properties Trust	6,486,825
755,400	iStar Financial, Inc.	1,964,040
1,260,990	Liberty Property Trust	47,476,274
637,700	Mid-America Apartment Communities, Inc.	31,336,578
570,700	National Retail Properties, Inc.	13,668,265
1,534,400	Nationwide Health Properties, Inc.	55,207,712
1,994,070	OMEGA Healthcare Investors, Inc.	39,203,416
994,000	Pennsylvania Real Estate Investment Trust	18,736,900
200,000	Ramco-Gershenson Properties Trust	4,484,000
498,800	Regency Centers Corp.	33,264,972
325,735	SL Green Realty Corp.	21,107,628
171,100	Sovran Self Storage, Inc.	7,646,459
770,000	Strategic Hotels & Resorts, Inc.	5,813,500
456,900	The Macerich Co.	29,081,685
808,100	UDR, Inc.	21,131,815
200,000	U-Store-It Trust	2,454,000
712,120	Verde Realty (a)(c)	23,499,960

		595,922,311

	Total Common Stock (cost $1,306,480,717)	1,292,922,684

	Preferred Stock — 16.8%
	Real Estate Investment Trusts (“REIT”) — 16.8%
	United States — 16.8%
450,000	Alexandria Real Estate Equities, Inc., Series C	10,282,500
80,500	Apartment Investment & Management Co., Series U	1,400,700
400,000	Apartment Investment & Management Co., Series V	6,760,000
400,000	Apartment Investment & Management Co., Series Y	6,800,000
174,000	Associated Estates Realty Corp.	3,523,500
400,000	BioMed Realty Trust, Inc., Series A	7,132,000
207,700	Cedar Shopping Centers, Inc.	4,569,400
125,000	Digital Realty Trust, Inc., Series B	2,400,000
200,800	Duke Realty Corp., Series M	3,293,120
121,700	Eagle Hospitality Properties Trust	612,309
400,000	Entertainment Properties Trust, Series D	5,728,000
430,700	Glimcher Realty Trust, Series G	4,556,806
520,000	Health Care REIT, Inc., Series F	11,050,000
905,600	Host Hotels & Resorts, Inc., Series E	15,757,440
210,000	Innkeepers USA Trust, Series C	1,260,000
765,000	iStar Financial, Inc., Series I	3,771,450
200,000	LaSalle Hotel Properties, Series D	2,900,000
523,200	LaSalle Hotel Properties, Series E	9,025,200
520,000	LaSalle Hotel Properties, Series G	7,072,000
1,000,000	LTC Properties, Inc., Series F	20,900,000
200,000	Mid-America Apartment Communities, Inc., Series H	4,200,000
137,100	National Retail Properties, Inc., Series C	2,742,000
120,000	OMEGA Healthcare Investors, Inc., Series D	2,628,000
320,000	PS Business Parks, Inc., Series O	5,372,800
320,000	Public Storage, Series K	5,968,000
See previously submitted notes to financial statements for the period ended June 30, 2008.

		U.S. $
Shares		Value

360,000	Public Storage, Series M	6,300,000
192,500	SL Green Realty Corp., Series C	3,297,525
200,000	SL Green Realty Corp., Series D	3,424,000
275,000	Strategic Hotels & Resorts, Inc. (b)	3,308,607
400,000	Strategic Hotels & Resorts, Inc., Series B	4,600,000
363,600	Strategic Hotels & Resorts, Inc., Series C	4,545,000
142,600	Taubman Centers, Inc., Series G	3,065,900
373,500	Taubman Centers, Inc., Series H	7,470,000
337,500	W2007 Grace Acquisition I, Inc., Series C	2,742,188

	Total Preferred Stock (cost $294,606,496)	188,458,445

	Investment Companies — 1.6%
	United Kingdom — 1.6%
15,495,600	ING UK Real Estate Income Trust Ltd. +	12,705,251
547,200	ProLogis European Properties	4,811,590

	Total Investment Companies
	(cost $37,560,969)	17,516,841

	Purchased Options (a) — 0.2%
	Brazil — 0.1%
438,400	Brascan Residential Properties SA
	expiring 10/22/08 @ $0	1,000,005

	India — 0.1%
518,800	Unitech Ltd.
	expiring 5/29/13 @ $0	1,290,234

	Total Purchased Options (cost $6,482,721)	2,290,239

	Total Long-Term Investments — 134.0% (cost $1,645,130,904)	1,501,188,209

	Short-Term Investments — 28.5%
	Money Market Fund — 28.5%
319,906,382	The Bank of New York Cash Reserve Fund
	(cost $319,906,382)	319,906,382

	Total Investments — 162.5%
	(cost $1,965,037,285)	1,821,094,591
	Other Assets less Liabililties — 0.8%	9,341,751
	Preferred shares, at redemption value — (63.3)%	(710,000,000)

	Net Assets Applicable to
	Common Shares — 100% (d)	$1,120,436,342

(a)	Non-income producing security.

(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the securities amounted to $27,192,576 or 2.4% of net assets.

(c)	Fair valued pursuant to guidelines approved by the board.

(d)	Portfolio percentages are calculated based on Net Assets Applicable to Common Shares.

+	Investments in companies considered to be an affiliate of the Trust (such companies are defined as “Affiliated Companies” in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

Affiliate	Gross Additions	Gross Reductions	Dividend Income

ING UK Real Estate Income Trust Ltd.	$—	$—	$1,396,856
See previously submitted notes to financial statements for the period ended June 30, 2008.

Interest Rate Swaps

			Notional	Fixed	Floating
	FAS 157	Termination	Amount	Rate	Rate	Unrealized
Counterparty	Level*	Date	(000)	Paid	Received	Depreciation

Royal Bank of Canada	L2	7/01/2009	$200,000	4.32%	1 Month LIBOR	$(1,865,844)

*	FAS 157 level is not a part of regular reporting requirements for each security listed.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*

Level 1 - Quoted Prices	$1,609,136,186	$—
Level 2 - Other Significant Observable Inputs	188,458,445	(1,865,844)
Level 3 - Significant Unobservable Inputs	23,499,960	—

Total	$1,821,094,591	$(1,865,844)

*	Other financial instruments are derivative instruments not reflected in the Portolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities

Balance as of 6/30/08	$23,499,960
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 9/30/08	$23,499,960

See previously submitted notes to financial statements for the period ended June 30, 2008.

Item 2. Controls and Procedures.
(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
     Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) ING Clarion Global Real Estate Income Fund

By:	/s/ T. Ritson Ferguson
T. Ritson Ferguson
President and Chief Executive Officer
Date: November 21, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ T. Ritson Ferguson
T. Ritson Ferguson
President and Chief Executive Officer
Date: November 21, 2008

By:	/s/ Jonathan A. Blome
Jonathan A. Blome
Chief Financial Officer
Date: November 21, 2008